SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,916,427	$ 6,741,605
Less accumulated depreciation	(1,289,683)	(1,097,664)
Net book value	5,626,744	5,643,941
Containers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,520,886	1,397,311
Trucks And Tractors [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,138,215	4,086,968
Trailers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,197,357	1,197,357
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	40,380	40,380
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19,589	$ 19,589